Subsequent Events (Details) - USD ($)					3 Months Ended	12 Months Ended
		Oct. 29, 2024	Oct. 10, 2024	Nov. 30, 2023	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Nov. 28, 2023
Subsequent Events [Line Items]
Purchase of ordinary shares					$ 2,457,390	$ 431,811	$ 7,951,225
Common stock, par value (in Dollars per share)	[1]				$ 0.00001	$ 0.00001	$ 0.00001
Warrant outstanding					$ 1,398,600			$ 1,398,600
Service fees			$ 2,800,000
Payment for the development costs			10,000
Issuance of shares (in Shares)				371,628
Common stock, shares issued (in Shares)	[1]				5,255,041	1,671,623	255,734
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase of ordinary shares			$ 6,000,000
Common stock, par value (in Dollars per share)			$ 0.00001
Warrant term			3 years
Payment for consideration		$ 16,000,000
Received net proceed					$ 2,457,456
Issuance of shares (in Shares)					1,583,418
Subsequent Event [Member] | Alumni Capital LP [Member]
Subsequent Events [Line Items]
Purchase of ordinary shares			$ 6,000,000
Subsequent Event [Member] | Credilab Sdn Bhd [Member]
Subsequent Events [Line Items]
Common stock, shares issued (in Shares)					2,000,000
Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percent of Commitment Amount Divided Exercise Price			10.00%
Warrant outstanding			$ 5,000,000

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024